Segmented information - Financial Information By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 14,306,062	$ 15,335,200
Net interest income	343,584	299,807	$ 317,599
Provision for credit (losses) recoveries	(2,396)	3,128	(8,491)
Non-interest income	206,587	198,107	183,859
Net revenue before gains and losses	547,775	501,042	492,967
Gains and losses	1,522	(1,361)	1,222
Total net revenue	549,297	499,681	494,189
Total expenses	335,277	337,013	346,972
Net income	214,020	162,668	147,217
Customer
Segment Reporting Information [Line Items]
Net interest income	343,584	299,807	317,599
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	14,633,566	15,969,807
Provision for credit (losses) recoveries	(2,396)	3,128	(8,491)
Non-interest income	224,461	215,542	189,592
Net revenue before gains and losses	565,649	518,477	498,700
Gains and losses	1,522	(1,361)	1,222
Total net revenue	567,171	517,116	499,922
Total expenses	353,151	354,448	352,705
Net income	214,020	162,668	147,217
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	343,584	299,807	317,599
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Assets	5,405,365	5,728,466
Provision for credit (losses) recoveries	(1,226)	2,206	(8,750)
Non-interest income	87,855	84,641	85,216
Net revenue before gains and losses	248,571	232,838	236,034
Gains and losses	22	880	1,970
Total net revenue	248,593	233,718	238,004
Total expenses	188,676	186,806	192,781
Net income	59,917	46,912	45,223
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	165,330	147,295	158,790
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(3,388)	(1,304)	778
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Assets	4,566,144	4,973,402
Provision for credit (losses) recoveries	(573)	1,415	483
Non-interest income	66,696	58,058	49,294
Net revenue before gains and losses	182,017	150,471	145,137
Gains and losses	(19)	213	491
Total net revenue	181,998	150,684	145,628
Total expenses	62,120	58,945	62,605
Net income	119,878	91,739	83,023
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	113,301	89,757	94,211
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	2,593	1,241	1,149
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	4,626,183	5,234,880
Provision for credit (losses) recoveries	(597)	(493)	(224)
Non-interest income	40,485	45,294	40,698
Net revenue before gains and losses	105,611	107,616	103,138
Gains and losses	1,503	(2,454)	(1,238)
Total net revenue	107,114	105,162	101,900
Total expenses	73,955	81,654	82,057
Net income	33,159	23,508	19,843
Operating Segments | Channel Islands and the UK | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	64,928	62,752	64,591
Operating Segments | Channel Islands and the UK | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	795	63	(1,927)
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	35,874	33,059
Provision for credit (losses) recoveries	0	0	0
Non-interest income	29,425	27,549	14,384
Net revenue before gains and losses	29,450	27,552	14,391
Gains and losses	16	0	(1)
Total net revenue	29,466	27,552	14,390
Total expenses	28,400	27,043	15,262
Net income	1,066	509	(872)
Operating Segments | Other | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	25	3	7
Operating Segments | Other | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(327,504)	(634,607)
Provision for credit (losses) recoveries	0	0	0
Non-interest income	(17,874)	(17,435)	(5,733)
Net revenue before gains and losses	(17,874)	(17,435)	(5,733)
Gains and losses	0	0	0
Total net revenue	(17,874)	(17,435)	(5,733)
Total expenses	(17,874)	(17,435)	(5,733)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0